Nature of Business and Organization (Details)		12 Months Ended
	Oct. 20, 2025 CNY (¥)	Dec. 31, 2025	Nov. 11, 2025	Dec. 31, 2024 USD ($)	Jan. 28, 2021
Nature of Business and Organization [Line Items]
Agreement term		20 years
WFOE receive percentage		100.00%
Equity transfer (in Yuan Renminbi) | ¥	¥ 0
Recognized gain on disposal (in Dollars) | $				$ 25,098
Financial Supporting Agreements [Member]
Nature of Business and Organization [Line Items]
Obligation income percentage		100.00%
Agreement term		20 years
Jiangsu Yanggu [Member]
Nature of Business and Organization [Line Items]
Service fees		100.00%
Obligation income percentage		100.00%
Ownership interest					10.00%
Nanjing Yanyu and Nanjing Yanqing [Member]
Nature of Business and Organization [Line Items]
Equity ownership			100.00%